UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21882
Oppenheimer Rochester North Carolina Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 9/30/2011

Item 1. Reports to Stockholders.

September 30, 2011

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester® North Carolina Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

—**Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Healthcare	15.1%
Sales Tax Revenue	12.8
Higher Education	10.7
Tobacco-Master Settlement Agreement	9.9
General Obligation	8.5
Adult Living Facilities	7.0
Single Family Housing	5.8
Municipal Leases	5.5
Airlines	5.0
Oil & Gas	3.5
Portfolio holdings are subject to change. Percentages are as of September 30, 2011, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AA	21.6%
A	17.0
BBB	31.9
BB or Lower	11.3
Unrated	18.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester North Carolina Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 7/29/11. Class Y shares are offered only to certain fee-based clients of dealers that have a special agreement with the Distributor, to institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND E XPENSE
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	April 1, 2011	September 30, 2011	September 30, 2011[1,2]

Class A	$ 1,000.00	$ 1,128.90	$ 5.30
Class B	1,000.00	1,124.70	9.31
Class C	1,000.00	1,124.70	9.31
Class Y	1,000.00	1,046.00	1.45

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,020.10	5.03
Class B	1,000.00	1,016.34	8.83
Class C	1,000.00	1,016.34	8.83
Class Y	1,000.00	1,021.01	4.11
1. Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from July 29, 2011 (inception of offering) to September 30, 2011.
2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended September 30, 2011 for Classes A, B and C and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.74
Class C	1.74
Class Y	0.81
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—107.8%
North Carolina—51.7%
$1,000,000	Albermarle, NC Hospital Authority	5.250%	10/01/2038	$828,700
1,000,000	Buncombe County, NC (Woodfin Downtown Corridor Devel.)	7.250	08/01/2034	864,470
645,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	5.600	07/01/2027	572,792
2,300,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750	02/01/2028	2,303,013
475,000	Charlotte-Mecklenburg, NC Hospital Authority (Carolinas Healthcare System)	5.125	01/15/2037	489,844
250,000	Columbus County, NC IF&PCFA (International Paper Company)	5.700	05/01/2034	256,900
60,000	Columbus County, NC IF&PCFA (International Paper Company)	5.850	12/01/2020	60,040
100,000	Columbus County, NC IF&PCFA (International Paper Company)	6.250	11/01/2033	106,582
2,140,000	Durham, NC Hsg. Authority (Naples Terrace Apartments)	5.700	06/01/2033	2,099,383
500,000	Fayetteville, NC State University (Student Hsg.)	5.000	04/01/2037	512,355
110,000	Halifax County, NC IF&PCFA (Champion International Corp.)	5.450	11/01/2033	109,854
90,000	Halifax County, NC IF&PCFA (International Paper Company)	5.900	09/01/2025	91,000
15,000	Mint Hill, NC Sanitation District	5.250	06/01/2020	15,352
1,000,000	NC Capital Facilities Finance Agency (Brevard College Corp.)	5.000	10/01/2026	817,670
300,000	NC Capital Facilities Finance Agency (Duke University)	5.125	10/01/2026	300,510
5,000	NC Capital Facilities Finance Agency (Duke University)	5.125	10/01/2041	5,016
20,000	NC Capital Facilities Finance Agency (Johnson & Wales University)	5.000	04/01/2019	20,481
1,655,000	NC Capital Facilities Finance Agency (Meredith College)	6.000	06/01/2031	1,734,854
1,500,000	NC Capital Facilities Finance Agency (Meredith College)	6.125	06/01/2035	1,564,785
10,000	NC Capital Facilities Finance Agency (North Carolina A&T University Foundation)	5.000	06/01/2027	9,222
10,000	NC Eastern Municipal Power Agency	5.125	01/01/2012	10,039
25,000	NC Eastern Municipal Power Agency	6.500	01/01/2018	31,024
215,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2017	215,613
45,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	45,125
55,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	55,111
10,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	10,020
60,000	NC Eastern Municipal Power Agency, Series D	5.125	01/01/2023	61,259
610,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250	10/01/2018	585,832
15 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$1,400,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250%	10/01/2028	$1,179,514
75,000	NC HFA	5.625	07/01/2030	75,041
180,000	NC HFA	5.750	03/01/2017	185,596
25,000	NC HFA	6.000	01/01/2016	25,047
160,000	NC HFA	6.000	07/01/2016	160,299
15,000	NC HFA (Home Ownership)	5.100	07/01/2017	15,030
45,000	NC HFA (Home Ownership)	5.150	01/01/2019	45,035
5,000	NC HFA (Home Ownership)	5.200	01/01/2020	5,004
65,000	NC HFA (Home Ownership)	5.200	07/01/2026	65,024
110,000	NC HFA (Home Ownership)	5.250	07/01/2026	110,041
7,930,000	NC HFA (Home Ownership)[1]	5.250	01/01/2039	7,960,372
95,000	NC HFA (Home Ownership)	5.375	01/01/2029	95,545
45,000	NC HFA (Home Ownership)	5.400	07/01/2032	45,016
15,000	NC HFA (Home Ownership)	6.150	01/01/2020	15,023
280,000	NC HFA (Home Ownership)	6.200	01/01/2029	280,280
5,000	NC HFA (Single Family)	5.350	09/01/2028	5,002
5,000	NC HFA (Single Family)	5.600	09/01/2019	5,143
50,000	NC HFA (Single Family)	5.700	09/01/2026	50,481
40,000	NC HFA (Single Family)	5.850	09/01/2028	40,029
20,000	NC HFA (Single Family)	5.950	09/01/2017	20,048
5,000	NC HFA (Single Family)	6.125	03/01/2018	5,234
10,000	NC HFA (Single Family)	6.150	03/01/2017	10,017
35,000	NC HFA (Single Family)	6.200	03/01/2018	35,062
15,000	NC HFA (Single Family)	6.250	03/01/2017	15,040
120,000	NC HFA (Single Family)	6.250	09/01/2027	127,943
10,000	NC HFA (Single Family)	6.250	03/01/2028	10,233
75,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/ AHEHC/AHA7HC Obligated Group)	5.500	10/01/2024	76,264
2,210,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)	5.800	10/01/2034	2,223,304
30,000	NC Medical Care Commission (Baptist Retirement)	6.300	10/01/2021	29,263
500,000	NC Medical Care Commission (Blue Ridge Healthcare)	5.000	01/01/2036	477,975
5,000	NC Medical Care Commission (Carolina Medicorp)	5.250	05/01/2026	5,005
380,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	6.125	11/01/2038	389,397
8,000,000	NC Medical Care Commission (Duke University Health System)[1]	5.000	06/01/2042	8,201,760
16 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$1,520,000	NC Medical Care Commission (Galloway Ridge)	6.000%	01/01/2039	$1,459,838
30,000	NC Medical Care Commission (Glenaire/The
	Presbyterian Homes Obligated Group)	5.500	10/01/2031	27,197
270,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.600	10/01/2036	241,083
55,000	NC Medical Care Commission (Halifax Regional Medical Center)	5.000	08/15/2024	45,394
75,000	NC Medical Care Commission (HPRHS/HPRHSvcs Obligated Group)	5.000	10/01/2029	66,608
125,000	NC Medical Care Commission (Hugh Chatham Memorial Hospital)	5.000	10/01/2033	113,308
195,000	NC Medical Care Commission (Maria Parham Medical Center)	5.500	10/01/2018	194,552
25,000	NC Medical Care Commission (Novant Health)	5.250	05/01/2026	25,026
5,000	NC Medical Care Commission (Scotland Health Memorial Hospital)	5.375	10/01/2011	5,000
25,000	NC Medical Care Commission (Southeastern Regional Medical Center/Health Horizons Obligated Group)	6.250	06/01/2029	25,022
195,000	NC Medical Care Commission (Southminster)	6.125	10/01/2018	195,127
25,000	NC Medical Care Commission (STHS)	6.250	10/01/2019	25,039
290,000	NC Medical Care Commission (STHS/STMH/STM/HCC)	6.375	10/01/2029	295,072
35,000	NC Medical Care Commission (STTLC)	5.375	10/01/2014	35,069
165,000	NC Medical Care Commission (UHSEC/PCMH Obligated Group)	6.250	12/01/2033	183,208
250,000	NC Medical Care Commission (Village at Brookwood)	6.375	01/01/2022	245,425
100,000	NC Medical Care Commission (Wayne Memorial Hospital/Wayne Health Corp.)	5.000	10/01/2021	100,035
45,000	NC Medical Care Commission (Well-Spring Retirement Community)	6.250	01/01/2027	42,000
500,000	NC Medical Care Commission Health Care Facilities (Appalachian Regional Healthcare System)	6.625	07/01/2034	534,375
250,000	NC Medical Care Commission Health Care Facilities (Cleveland County)	5.750	01/01/2035	257,845
2,000,000	NC Medical Care Commission Health Care Facilities
	(Novant Health)	5.000	11/01/2043	1,973,160
2,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)	5.250	11/01/2040	2,023,680
30,000	NC Medical Care Commission Health Care Facilities (STHS/STMH Obligated Group)	6.500	10/01/2013	30,533
35,000	NC Medical Care Commission Health Care Facilities (UHSEC/PCMH Obligated Group)	6.600	12/01/2036	36,986
17 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$35,000	NC Medical Care Commission Hospital (Alamance Health System)	5.500%		08/15/2013	$35,117
50,000	NC Medical Care Commission Hospital (Alamance Health System)	5.500		08/15/2024	50,062
1,075,000	NC Medical Care Commission Hospital (Maria Parham Medical Center)	6.500		10/01/2026	1,069,915
500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)	6.000		04/01/2038	457,445
5,000	NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement Community)	6.000		10/01/2033	4,687
25,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)	5.100		09/01/2013	25,029
5,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)	5.500		10/01/2035	4,508
2,500,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)	5.250		01/01/2032	1,998,900
115,000	Northampton County, NC IF&PCFA (Champion International Corp.)	6.450		11/01/2029	115,095
40,000	Northern Hospital District of Surry County, NC Health Care Facilities	5.500		10/01/2019	40,032
500,000	Northern Hospital District of Surry County, NC Health Care Facilities	6.250		10/01/2038	506,780
365,000	Oak Island, NC Enterprise System	6.000		06/01/2036	404,770
15,000	Piedmont Triad, NC Airport Authority	5.900		07/01/2014	15,052
25,000	Piedmont Triad, NC Airport Authority	6.000		07/01/2021	25,046

					48,698,933

U.S. Possessions —56.1%
20,000	Guam GO	5.375		11/15/2013	20,017
300,000	Guam GO	6.750		11/15/2029	314,667
1,550,000	Guam GO	7.000		11/15/2039	1,620,727
250,000	Guam Government Waterworks Authority & Wastewater System	5.875		07/01/2035	250,098
10,000	Guam Power Authority, Series A	5.250		10/01/2013	10,022
60,000	Guam Power Authority, Series A	5.250		10/01/2023	57,575
75,000	Guam Power Authority, Series A	5.250		10/01/2023	71,969
1,000,000	Guam Power Authority, Series A	5.500		10/01/2030	988,390
190,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	175,558
67,775,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[2]	06/01/2057	1,287,045
430,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	397,015
18 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$2,270,000	Northern Mariana Islands Commonwealth, Series A	5.000%		06/01/2030	$1,757,479
250,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	259,155
1,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	1,033,760
500,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	558,745
1,045,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	986,908
2,250,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	1,885,050
3,700,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	3,108,333
20,870,000	Puerto Rico Children’s Trust Fund (TASC)	6.460	[2]	05/15/2050	962,524
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[2]	05/15/2057	531,275
100,000	Puerto Rico Commonwealth GO	5.000		07/01/2026	99,998
20,000	Puerto Rico Commonwealth GO	5.000		07/01/2028	19,942
70,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	69,565
395,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	397,026
40,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	40,563
800,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	829,488
2,250,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	2,429,978
85,000	Puerto Rico Convention Center Authority	5.000		07/01/2027	85,082
400,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2029	408,836
320,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	325,930
440,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2031	447,528
10,000	Puerto Rico HFC	5.100		12/01/2018	10,097
45,000	Puerto Rico HFC (Homeowner Mtg.)	5.100		12/01/2031	45,015
25,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	25,090
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	250,585
335,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	287,855
1,300,000	Puerto Rico Infrastructure	5.000		07/01/2046	1,229,202
50,000	Puerto Rico Infrastructure	6.928	[2]	07/01/2043	5,715
1,000,000	Puerto Rico Infrastructure	7.000	[2]	07/01/2032	257,380
450,000	Puerto Rico Infrastructure	7.000	[2]	07/01/2033	107,060
30,000	Puerto Rico Infrastructure	7.000	[2]	07/01/2036	5,687
335,000	Puerto Rico Infrastructure	7.102	[2]	07/01/2035	68,320
3,000,000	Puerto Rico Infrastructure	7.332	[2]	07/01/2030	908,430
725,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	718,961
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,015,717
1,850,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	1,605,856
580,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		02/01/2029	542,399
50,000	Puerto Rico ITEMECF (Ashford Presbyterian Community)	6.700		11/01/2020	48,635
19 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$1,030,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.250%		09/01/2031	$1,029,969
10,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	10,028
1,930,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	1,589,104
30,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	30,009
100,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	109,354
250,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	280,980
600,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	677,634
500,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	555,725
750,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	818,595
5,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	5,000
165,000	Puerto Rico Public Finance Corp., Series A	5.750		08/01/2027	167,124
750,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	777,983
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[2]	08/01/2044	713,550
500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	556,755
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,131,470
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.530	[2]	08/01/2056	633,900
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	8,669,600
200,000	University of Puerto Rico	5.000		06/01/2025	201,186
250,000	University of Puerto Rico	5.000		06/01/2026	250,758
275,000	University of Puerto Rico, Series Q	5.000		06/01/2030	267,339
1,000,000	V.I. Public Finance Authority (Hovensa Refinery)	4.700		07/01/2022	860,720
1,300,000	V.I. Public Finance Authority (Hovensa Refinery)	5.875		07/01/2022	1,243,008
1,240,000	V.I. Public Finance Authority (Hovensa Refinery)	6.125		07/01/2022	1,209,409
1,000,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.250		10/01/2029	1,010,360
70,000	V.I. Public Finance Authority, Series A	6.375		10/01/2019	70,139
435,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000		05/15/2021	412,959

					52,844,910
Total Investments, at Value (Cost $102,506,018)—107.8%					101,543,843
Liabilities in Excess of Other Assets—(7.8)					(7,339,282)

Net Assets—100.0%					$94,204,561

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.
20 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$48,698,933	$—	$48,698,933
U.S. Possessions	—	52,844,910	—	52,844,910

Total Assets	$—	$101,543,843	$—	$101,543,843

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

AHA1HC	ARC/H DS Alamance #1 Hsg. Corp.

AHA3HC	ARC/H DS Alamance #3 Hsg. Corp.

AHA4HC	ARC/H DS Alamance #4 Hsg. Corp.

AHA7HC	ARC/H DS Alamance #7 Housing Corp.

AHACHC	ARC/HDS Alamance County Housing Corp.

AHEHC	ARC/HDS Elon Housing Corp.

ARC	Assoc. of Retarded Citizens

GO	General Obligation

HCC	Home Care of the Carolinas

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

HPRHS	High Point Regional Health System

HPRHSvcs	High Point Regional Health Services

IFEPCFA	Industrial Facilities and Pollution Control Financing Authority

IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

PCMH	Pitt County Memorial Hospital

STHS	Stanly Health Services

STM	Stanly Manor

STMH	Stanly Memorial Hospital

STTLC	Stanly Total Living Center

TASC	Tobacco Settlement Asset-Backed Bonds

UHSEC	University Health Systems of Eastern Carolina

V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF ASSETS AND LIABILITIES Unaudited
September 30, 2011

Assets
Investments, at value (cost $102,506,018)—see accompanying statement of investments	$101,543,843
Cash	2,626,577
Receivables and other assets:
Interest	1,690,608
Shares of beneficial interest sold	433,067
Investments sold	85,000
Other	12,379

Total assets	106,391,474

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	11,965,000
Shares of beneficial interest redeemed	104,862
Dividends	43,943
Distribution and service plan fees	17,902
Shareholder communications	15,995
Transfer and shareholder servicing agent fees	5,040
Trustees’ compensation	4,030
Other	30,141

Total liabilities	12,186,913

Net Assets	$94,204,561

Composition of Net Assets
Par value of shares of beneficial interest	$8,193
Additional paid-in capital	103,530,124
Accumulated net investment income	422,862
Accumulated net realized loss on investments	(8,794,443)
Net unrealized depreciation on investments	(962,175)

Net Assets	$94,204,561

22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $54,036,724 and 4,699,306 shares of beneficial interest outstanding)	$11.50
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.07
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,272,714 and 284,707 shares of beneficial interest outstanding)	$11.50
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,736,264 and 3,195,551 shares of beneficial interest outstanding)	$11.50
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $158,859 and 13,818 shares of beneficial interest outstanding)	$11.50
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2011

Investment Income
Interest	$2,813,275
Other income	12

Total investment income	2,813,287

Expenses
Management fees	246,392
Distribution and service plan fees:
Class A	64,757
Class B	15,301
Class C	169,319
Transfer and shareholder servicing agent fees:
Class A	16,826
Class B	1,617
Class C	10,571
Shareholder communications:
Class A	6,268
Class B	754
Class C	4,179
Class Y	7
Interest expense and fees on short-term floating rate notes issued (See Note 1)	57,441
Borrowing fees	28,087
Custodian fees and expenses	1,002
Trustees’ compensation	971
Administration service fees	750
Interest expense on borrowings	508
Other	22,827

Total expenses	647,577
Less waivers and reimbursements of expenses	(65,860)

Net expenses	581,717

Net Investment Income	2,231,570

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,441,027)
Net change in unrealized appreciation/depreciation on investments	9,907,497

Net Increase in Net Assets Resulting from Operations	$10,698,040

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2011	March 31,
	(Unaudited)	2011

Operations
Net investment income	$2,231,570	$5,512,233
Net realized gain (loss)	(1,441,027)	559,140
Net change in unrealized appreciation/depreciation	9,907,497	(8,084,579)

Net increase (decrease) in net assets resulting from operations	10,698,040	(2,013,206)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,487,293)	(3,314,670)
Class B	(74,866)	(158,013)
Class C	(827,794)	(1,683,171)
Class Y	(1,077)	—

	(2,391,030)	(5,155,854)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(3,599,937)	4,902,331
Class B	54,764	460,303
Class C	939,214	7,250,635
Class Y	154,224	—

	(2,451,735)	12,613,269

Net Assets
Total increase	5,855,275	5,444,209
Beginning of period	88,349,286	82,905,077

End of period (including accumulated net investment income of $422,862 and $582,322, respectively)	$94,204,561	$88,349,286

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2011

Cash Flows from Operating Activities
Net increase in net assets from operations	$10,698,040
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(5,774,819)
Proceeds from disposition of investment securities	15,319,621
Short-term investment securities, net	3,218,214
Premium amortization	59,349
Discount accretion	(305,862)
Net realized loss on investments	1,441,027
Net change in unrealized appreciation/depreciation on investments	(9,907,497)
Change in assets:
Decrease in receivable for securities sold	139,219
Decrease in interest receivable	136,483
Decrease in other assets	8,569
Change in liabilities:
Decrease in other liabilities	(67,556)

Net cash provided by operating activities	14,964,788

Cash Flows from Financing Activities
Proceeds from bank borrowings	10,400,000
Payments on bank borrowings	(12,000,000)
Payments on short-term floating rate notes issued	(6,020,000)
Proceeds from shares sold	8,165,367
Payments on shares redeemed	(12,788,547)
Cash distributions paid	(578,824)

Net cash used in financing activities	(12,822,004)
Net increase in cash	2,142,784
Cash, beginning balance	483,793

Cash, ending balance	$2,626,577

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,876,497.
Cash paid for interest on bank borrowings—$769.
Cash paid for interest on short-term floating rate notes issued—$57,441.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.48	$11.22	$8.67	$12.34	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	0.29	.69	.64	.70	.70	.31
Net realized and unrealized gain (loss)	1.05	(.78)	2.57	(3.71)	(2.36)	.19

Total from investment operations	1.34	(.09)	3.21	(3.01)	(1.66)	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.65)	(.66)	(.66)	(.64)	(.26)

Net asset value, end of period	$11.50	$10.48	$11.22	$8.67	$12.34	$14.64

Total Return, at Net Asset Value[3]	12.89%	(1.03)%	37.78%	(25.00)%	(11.70)%	3.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,037	$52,758	$52,109	$40,512	$43,726	$10,883

Average net assets (in thousands)	$52,497	$57,465	$48,913	$42,919	$33,933	$7,927

Ratios to average net assets:[4]
Net investment income	5.31%	6.15%	6.18%	6.70%	5.12%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.95%	0.95%	0.96%	0.95%	0.91%	1.93%
Interest and fees from borrowings	0.06%	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.09%	0.21%	0.48%	0.15%
Total expenses	1.14%	1.17%	1.24%	1.76%	2.12%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	0.99%	1.02%	1.01%	1.01%	1.28%	0.95%

Portfolio turnover rate	6%	15%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.48	$11.22	$8.67	$12.33	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	.25	.60	.56	.62	.59	.25
Net realized and unrealized gain (loss)	1.05	(.78)	2.57	(3.70)	(2.37)	.20

Total from investment operations	1.30	(.18)	3.13	(3.08)	(1.78)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.58)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.50	$10.48	$11.22	$8.67	$12.33	$14.64

Total Return, at Net Asset Value[3]	12.47%	(1.77)%	36.75%	(25.51)%	(12.43)%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,273	$2,934	$2,720	$954	$733	$62

Average net assets (in thousands)	$3,054	$3,160	$1,903	$801	$354	$47

Ratios to average net assets:[4]
Net investment income	4.54%	5.39%	5.30%	6.03%	4.40%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.77%	1.77%	1.82%	1.88%	1.96%	9.97%
Interest and fees from borrowings	0.06%	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.09%	0.21%	0.48%	0.15%

Total expenses	1.96%	1.99%	2.10%	2.69%	3.17%	10.28%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.74%	1.77%	1.77%	1.76%	2.03%	1.70%

Portfolio turnover rate	6%	15%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class C	Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.48	$11.22	$8.67	$12.33	$14.63	$14.40

Income (loss) from investment operations:
Net investment income[2]	.25	.61	.56	.62	.60	.25
Net realized and unrealized gain (loss)	1.05	(.79)	2.57	(3.70)	(2.37)	.19

Total from investment operations	1.30	(.18)	3.13	(3.08)	(1.77)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.58)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.50	$10.48	$11.22	$8.67	$12.33	$14.63

Total Return, at Net Asset Value[3]	12.47%	(1.77)%	36.75%	(25.51)%	(12.37)%	3.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,736	$32,657	$28,076	$10,208	$9,311	$5,224

Average net assets (in thousands)	$33,793	$33,529	$19,091	$9,938	$7,422	$2,670

Ratios to average net assets:[4]
Net investment income	4.54%	5.40%	5.31%	5.99%	4.39%	3.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.70%	1.72%	1.75%	1.96%	1.96%	2.79%
Interest and fees from borrowings	0.06%	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.09%	0.21%	0.48%	0.15%

Total expenses	1.89%	1.94%	2.03%	2.77%	3.17%	3.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.74%	1.77%	1.77%	1.76%	2.03%	1.70%

Portfolio turnover rate	6%	15%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
September 30, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$11.10

Income (loss) from investment operations:
Net investment income[2]	.07
Net realized and unrealized gain	.43

Total from investment operations	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)

Net asset value, end of period	$11.50

Total Return, at Net Asset Value[3]	4.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159

Average net assets (in thousands)	$114

Ratios to average net assets:[4]
Net investment income	3.91%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.63%
Interest and fees from borrowings	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.13%

Total expenses	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.81%

Portfolio turnover rate	6%

1.	For the period from July 29, 2011 (inception of operations) to September 30, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and North Carolina state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on July 29, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
31 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates,
32 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $11,965,000 as of September 30, 2011, which represents 11.25% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2011, municipal bond holdings with a value of $24,831,732 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $11,965,000 in short-term floating rate notes issued and outstanding at that date.
33 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,965,000	NC HFA (Home Ownership) ROLs[3]	9.906%	1/1/39	$3,995,372
4,000,000	NC Medical Care Commission ROLs[3]	9.409	6/1/42	4,201,760
4,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	10.880	8/1/57	4,669,600

				$12,866,732

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $11,965,000 .
34 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2011, the Fund utilized $1,236,459 of capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2011, the Fund had available for federal income tax purposes post-October losses of $725,610, which will expire in 2020 if unutilized and unused capital loss carryforwards as follows:

Expiring

2017	$2,034,983
2018	3,860,428

Total	$5,895,411

As of September 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $8,062,048, of which $1,441,027 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
35 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$91,250,589 [1]

Gross unrealized appreciation	$3,885,159
Gross unrealized depreciation	(5,602,271)

Net unrealized depreciation	$(1,717,112)

1.	The Federal tax cost of securities does not include cost of $12,010,366 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$232
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2011	1,909
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining
36 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
37 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2011[1]		Year Ended March 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	431,716	$4,764,952	1,686,183	$19,092,902
Dividends and/or
distributions reinvested	113,606	1,251,872	216,202	2,419,836
Redeemed	(879,073)	(9,616,761)	(1,512,444)	(16,610,407)

Net increase (decrease)	(333,751)	$(3,599,937)	389,941	$4,902,331

Class B
Sold	24,157	$266,747	103,545	$1,175,601
Dividends and/or
distributions reinvested	6,272	69,095	11,855	132,676
Redeemed	(25,767)	(281,078)	(77,801)	(847,974)

Net increase	4,662	$54,764	37,599	$460,303

Class C
Sold	301,055	$3,339,422	1,184,955	$13,421,483
Dividends and/or
distributions reinvested	50,286	554,543	87,923	982,370
Redeemed	(271,932)	(2,954,751)	(658,871)	(7,153,218)

Net increase	79,409	$939,214	614,007	$7,250,635

Class Y
Sold	13,732	$153,237	—	$—
Dividends and/or
distributions reinvested	86	987	—	—
Redeemed	—	—	—	—

Net increase	13,818	$154,224	—	$—

1.	For the six months ended September 30, 2011, for Class A, B, and C shares, and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y shares.
38 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$5,774,819	$15,319,621
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2011, the Fund paid $28,955 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
39 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2011 were as follows:

Class B	$84,843
Class C	355,161
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2011	$14,445	$—	$1,353	$1,392
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding interest and fees from borrowings and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for both Class B and Class C shares and 0.80% of average annual nets assets for Class Y shares. During the six months ended September 30, 2011, the Manager reimbursed $37,736, $3,283 and $24,841 for Class A, Class B and Class C shares, respectively.
40 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to June 1, 2011. Effective June 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1818% as of September 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee
41 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2011 equal .05% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
Details of the borrowings for the six months ended September 30, 2011 are as follows:

Average Daily Loan Balance	$506,557
Average Daily Interest Rate	0.187%
Fees Paid	$15,544
Interest Paid	$769
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended September 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
42 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended September 30, 2011.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the
43 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek
44 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
45 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of September 30, 2011 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of September 30, 2011 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by a NRSRO;
		Internally Rated
	NRSRO-Rated	by the Manager	Total

AA	21.6%	0.0%	21.6%
A	17.0	0.0	17.0
BBB	31.9	5.3	37.2
BB or lower	11.3	12.9	24.2

Total	81.8%	18.2%	100.0%
46 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
47 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles S. Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load North Carolina municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load North Carolina municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that “Total Annual Fund Operating Expenses,” excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of
48 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were lower than its peer group median and average. The Fund’s contractual management fees were equal to its peer group median and higher than its peer group average. The Fund’s total expenses were competitive with its peer group median and lower than its peer group average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
49 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
50 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER
ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
51 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
52 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
53 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/9/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/9/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 11/9/2011